Annual Operating Expenses {- Fidelity Emerging Markets Fund} - NF_10.31 Fidelity Emerging Markets Fund AMCIZ Pro-01 - Fidelity Emerging Markets Fund	Feb. 16, 2021
Fidelity Emerging Markets Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual operating expenses	1.27%
Fidelity Emerging Markets Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.37%	[1]
Total annual operating expenses	1.55%
Fidelity Emerging Markets Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.37%	[1]
Total annual operating expenses	2.05%
Fidelity Emerging Markets Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%	[1]
Total annual operating expenses	1.04%
Fidelity Emerging Markets Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%	[1]
Total annual operating expenses	0.80%

[1]	(a)Based on estimated amounts for the current fiscal year.